Commitments and contingencies	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments and contingencies

(a)	Commitments

	Fiscal year ending March 31,
	2017	2018	2019	2020	2021 and thereafter	Total
Operating leases	$1,730	$1,794	$1,487	$1,426	$—	$6,437

The operating lease commitments relate primarily to office space and represent the minimum commitments under these agreements. The lease terms range from 3 to 12 years. The Company incurred rental expense of $1,966, $2,132 and $2,436 for fiscal years 2016, 2015 and 2014, respectively.

Commitments have been calculated using foreign exchange rate in effect at March 31, 2016. Fluctuations in these rates may result in actual payments differing from those reported in the above table.

(b) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. It is not anticipated that the Company would suffer a material loss in the event that it is required to honor these guarantees.